INVENTORIES, NET	12 Months Ended
Dec. 31, 2020
INVENTORIES, NET
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Raw materials	275,583	373,690
Work in process	176,417	233,274
Finished goods	441,806	610,573
Inventories, net	893,806	1,217,537

During the years ended December 31, 2018, 2019 and 2020, the Group recorded a provision for the excess and obsolete inventories amounting to nil, RMB23,799 and RMB4,371 and wrote off nil, RMB17,739 and RMB59,852 respectively.